Annual Fund Operating Expenses	Oct. 31, 2025
The Missouri Tax-Free Intermediate Bond Fund | Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.59%
The Kansas Tax-Free Intermediate Bond Fund | Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.65%
The Growth Fund | Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.63%	[2]
The Value Fund | Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.64%	[2]
The MidCap Growth Fund | Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.64%	[2]
The Bond Fund | Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%	[1]
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.41%
The National Tax-Free Intermediate Bond Fund | Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.57%
The MidCap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
The MidCap Value Fund | Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[1]
Other Expenses (as a percentage of Assets):	0.69%	[3]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.00%	[2]
Fee Waiver or Reimbursement	(0.29%)	[4]
Net Expenses (as a percentage of Assets)	0.71%

[1]	Management fees have been restated to reflect current fees.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.
[3]	Other expenses have been restated to reflect current fees.
[4]	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses, excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, in amounts necessary so that after such waivers and/or reimbursements, the maximum Total Annual Fund Operating Expenses during the current fiscal year do not exceed 0.70% of the Fund’s average daily net assets through August 1, 2027. After this date, the Adviser or the Fund may terminate the contractual arrangement.